AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON

July 31, 2023

Registration Nos. 2-92633

811-04087

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☐

Post-Effective Amendment No. 222 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐

Amendment No. 223 ☒

MANNING & NAPIER FUND, INC.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive

Fairport, NY 14450

(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, Including Area Code)

(585) 325-6880

Paul J. Battaglia

c/o Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

(Name and Address of Agent for Service)

Copies to:

Timothy W. Levin, Esquire

Morgan, Lewis & Bockius, LLP

1701 Market St.

Philadelphia, PA 19103

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)

☒ on August 31, 2023 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Investment Company Shares

This Post-Effective Amendment No. 222 to the Registration Statement of the Manning & Napier Fund, Inc. (the “Registrant”) is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 220 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission (the “SEC”) on May 5, 2023 (Accession No. 0001387131-23-006104). The effectiveness of Post-Effective Amendment No. 220 was previously delayed pursuant to Post-Effective Amendment No. 221, filed with the SEC on July 17, 2023 (Accession No. 0001839882-23-018350).

This Post-Effective Amendment No. 222 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 220.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 222 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Village of Fairport and State of New York on the 31st day of July, 2023.

Manning & Napier Fund, Inc.
(Registrant)

By	/s/ Paul J. Battaglia
Paul J. Battaglia
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 222 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Paul J. Battaglia Paul J. Battaglia	President, Principal Executive Officer, Director	July 31, 2023
* Paul A. Brooke	Director	July 31, 2023
/s/ Eunice K. Chapon Eunice K. Chapon	Director	July 31, 2023
* John M. Glazer	Director	July 31, 2023
* Russell O. Vernon	Director	July 31, 2023
* Chester N. Watson	Director	July 31, 2023
/s/ Troy Statczar Troy Statczar	Principal Financial Officer, Chief Financial Officer, Treasurer	July 31, 2023

* By: /s/ Paul J. Battaglia Paul J. Battaglia

* Pursuant to powers of attorney dated February 13, 2020, April 17, 2020 and February 11, 2021.